INCOME TAXES - Reconciliation of income tax expense applying statutory tax and effective tax rates (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Statutory income tax rate	26.20%	26.20%
Income before income tax expense	$ 2,306	$ 1,366
Computed income tax expense	604	358
Increase (decrease) in income tax expense resulting from:
Non-deductible stock-based compensation	(13)	9
Revaluation of deferred tax balances due to corporate reorganization-driven change in income tax rate	0	52
Non-taxable income from security investments	0	(16)
Non-deductible loss on joint venture's non-controlling interest purchase obligation	0	111
Other	(19)	3
Total income tax expense	$ 572	$ 517
Effective income tax rate	24.80%	37.80%